Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 13, 2012
Global Multi-Strategy Fund (Prospectus Summary) | Global Multi-Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSCX
Opportunistic Municipal Fund (Prospectus Summary) | Opportunistic Municipal Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMOAX
Opportunistic Municipal Fund (Prospectus Summary) | Opportunistic Municipal Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMODX
Small-MidCap Dividend Income Fund (Prospectus Summary) | Small-MidCap Dividend Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMDDX
Bond Market Index Fund (Prospectus Summary) | Bond Market Index Fund | Class J Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIJX
Preferred Securities Fund (Prospectus Summary) | Preferred Securities Fund | Class J
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSJX
Blue Chip Fund (Prospectus Summary) | Blue Chip Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCKX